Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated August 25, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective August 25, 2008, this investment option changed its name as indicated below.

OLD NAME	NEW NAME
Lazard U.S. Small Cap Equity Portfolio: Open Shares	Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares